WILLIAM BLAIR FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 1, 2023

Effective January 22, 2024, the information below replaces similar disclosure in the Summary Prospectus of the William Blair China Growth Fund.

Portfolio Manager. Vivian Lin Thurston, a Partner of the Adviser, manages the Fund. Ms. Lin Thurston has managed or co-managed the Fund since its inception in 2022.

Dated: January 22, 2024

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.